LONG-TERM OPERATING COMMITMENTS - Purchase of electricity and fuel (Details) R$ in Thousands	Dec. 31, 2022 BRL (R$)
2024 | Sale of Energy
Long term purchase of capital commitment [Line Items]
Long-term commitments related to contracts for purchase of electricity and fuel	R$ 5,972,453
2024 | Energy purchase
Long term purchase of capital commitment [Line Items]
Long-term commitments related to contracts for purchase of electricity and fuel	3,271,929
2024 | Related to jointly controlled companies
Long term purchase of capital commitment [Line Items]
Long-term commitments related to contracts for purchase of electricity and fuel	487,683
2024 | Acquisitions of fixed assets
Long term purchase of capital commitment [Line Items]
Long-term commitments related to contracts for purchase of electricity and fuel	1,119,618
2024 | Fuel Suppliers
Long term purchase of capital commitment [Line Items]
Long-term commitments related to contracts for purchase of electricity and fuel	541,217
2024 | Construction
Long term purchase of capital commitment [Line Items]
Long-term commitments related to contracts for purchase of electricity and fuel	305,456
2024 | Social and environmental commitments
Long term purchase of capital commitment [Line Items]
Long-term commitments related to contracts for purchase of electricity and fuel	42,286
2025 | Sale of Energy
Long term purchase of capital commitment [Line Items]
Long-term commitments related to contracts for purchase of electricity and fuel	4,094,315
2025 | Energy purchase
Long term purchase of capital commitment [Line Items]
Long-term commitments related to contracts for purchase of electricity and fuel	2,562,197
2025 | Related to jointly controlled companies
Long term purchase of capital commitment [Line Items]
Long-term commitments related to contracts for purchase of electricity and fuel	664,424
2025 | Acquisitions of fixed assets
Long term purchase of capital commitment [Line Items]
Long-term commitments related to contracts for purchase of electricity and fuel	151,185
2025 | Fuel Suppliers
Long term purchase of capital commitment [Line Items]
Long-term commitments related to contracts for purchase of electricity and fuel	240,096
2025 | Construction
Long term purchase of capital commitment [Line Items]
Long-term commitments related to contracts for purchase of electricity and fuel	70,451
2025 | Social and environmental commitments
Long term purchase of capital commitment [Line Items]
Long-term commitments related to contracts for purchase of electricity and fuel	28,175
2026 | Sale of Energy
Long term purchase of capital commitment [Line Items]
Long-term commitments related to contracts for purchase of electricity and fuel	3,337,890
2026 | Energy purchase
Long term purchase of capital commitment [Line Items]
Long-term commitments related to contracts for purchase of electricity and fuel	2,110,021
2026 | Related to jointly controlled companies
Long term purchase of capital commitment [Line Items]
Long-term commitments related to contracts for purchase of electricity and fuel	215,566
2026 | Acquisitions of fixed assets
Long term purchase of capital commitment [Line Items]
Long-term commitments related to contracts for purchase of electricity and fuel	149,480
2026 | Fuel Suppliers
Long term purchase of capital commitment [Line Items]
Long-term commitments related to contracts for purchase of electricity and fuel	240,096
2026 | Social and environmental commitments
Long term purchase of capital commitment [Line Items]
Long-term commitments related to contracts for purchase of electricity and fuel	23,531
2027 | Sale of Energy
Long term purchase of capital commitment [Line Items]
Long-term commitments related to contracts for purchase of electricity and fuel	2,602,970
2027 | Energy purchase
Long term purchase of capital commitment [Line Items]
Long-term commitments related to contracts for purchase of electricity and fuel	2,088,130
2027 | Related to jointly controlled companies
Long term purchase of capital commitment [Line Items]
Long-term commitments related to contracts for purchase of electricity and fuel	580,915
2027 | Acquisitions of fixed assets
Long term purchase of capital commitment [Line Items]
Long-term commitments related to contracts for purchase of electricity and fuel	212,264
2027 | Fuel Suppliers
Long term purchase of capital commitment [Line Items]
Long-term commitments related to contracts for purchase of electricity and fuel	16,628
2027 | Social and environmental commitments
Long term purchase of capital commitment [Line Items]
Long-term commitments related to contracts for purchase of electricity and fuel	21,380
2028 | Sale of Energy
Long term purchase of capital commitment [Line Items]
Long-term commitments related to contracts for purchase of electricity and fuel	2,501,614
2028 | Energy purchase
Long term purchase of capital commitment [Line Items]
Long-term commitments related to contracts for purchase of electricity and fuel	1,467,916
2028 | Related to jointly controlled companies
Long term purchase of capital commitment [Line Items]
Long-term commitments related to contracts for purchase of electricity and fuel	556,681
2028 | Acquisitions of fixed assets
Long term purchase of capital commitment [Line Items]
Long-term commitments related to contracts for purchase of electricity and fuel	733,564
2028 | Fuel Suppliers
Long term purchase of capital commitment [Line Items]
Long-term commitments related to contracts for purchase of electricity and fuel	33,296
2028 | Social and environmental commitments
Long term purchase of capital commitment [Line Items]
Long-term commitments related to contracts for purchase of electricity and fuel	20,654
After 2028 | Sale of Energy
Long term purchase of capital commitment [Line Items]
Long-term commitments related to contracts for purchase of electricity and fuel	21,260,901
After 2028 | Energy purchase
Long term purchase of capital commitment [Line Items]
Long-term commitments related to contracts for purchase of electricity and fuel	8,889,123
After 2028 | Related to jointly controlled companies
Long term purchase of capital commitment [Line Items]
Long-term commitments related to contracts for purchase of electricity and fuel	3,695,483
After 2028 | Acquisitions of fixed assets
Long term purchase of capital commitment [Line Items]
Long-term commitments related to contracts for purchase of electricity and fuel	546,334
After 2028 | Social and environmental commitments
Long term purchase of capital commitment [Line Items]
Long-term commitments related to contracts for purchase of electricity and fuel	R$ 30,504